Putnam Investments
100 Federal Street
Boston, MA 02110
April 23, 2019

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (the “Trust”) (Reg. No. 333-515) (811- 07513)
Post-Effective Amendment No. 310 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission on behalf of Putnam Global Industrials Fund (the “Fund”), a series of the Trust. The Amendment is expected to become effective on June 24, 2019.

The principal changes reflected in the Amendment are to the Fund’s name and principal investment strategies. The Amendment reflects the new name for the fund as Putnam Focused Equity Fund. The Fund’s principal investment strategies have been updated to reflect that the fund will, under normal circumstances, invest up to 80% of its net assets in equity investments (as opposed to companies in the industrial products, services or equipment industries, which is reflected in the current policy), as well as related strategy and risk disclosure changes. The Amendment also reflects an updated fundamental policy on concentration. The Fund currently has a fundamental policy that limits its investments in any one industry to 25% of its total assets, except that the fund will normally invest at least 25% of its net assets in the industrial products, services or equipment industries. Putnam Management has proposed to amend this policy by eliminating the portion of the policy requiring that the Fund normally invest at least 25% of its net assets in the industrial products, services or equipment industries. There is currently a proxy statement on file with the Commission describing an upcoming shareholder meeting where shareholders will be able to vote on this revised fundamental policy. The Amendment also includes updated standard Putnam disclosure. Updated financial statement will be filed by amendment.

Any comments or questions on this filing may be directed to the undersigned at 1-617-760-0044.

Very truly yours,

Caitlin E. Robinson
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP